Indebtedness (Details) $ in Thousands, $ in Millions					12 Months Ended
	Dec. 06, 2019 CAD ($)	Dec. 06, 2019 USD ($)	Oct. 11, 2019 CAD ($)	Oct. 11, 2019 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 06, 2019 USD ($)
Indebtedness (Details) [Line Items]
Debt issue costs			$ 7,400				$ 28,082	$ 10,190
Borrowings maturity date	The term loan facility matures in December 2026 while the revolving credit facility matures in December 2024.	The term loan facility matures in December 2026 while the revolving credit facility matures in December 2024.
Interest rate on borrowing	35.00%								35.00%
Senior secured credit facilities, description					The former senior secured credit facilities was fully repaid on December 6, 2019 from the new amended and restated Credit Agreement in the amount of US$1,908.5 million and the US$400 million 4.875% Senior Secured Notes.	The former senior secured credit facilities was fully repaid on December 6, 2019 from the new amended and restated Credit Agreement in the amount of US$1,908.5 million and the US$400 million 4.875% Senior Secured Notes.
4.875% Senior Secured Notes [Member]
Indebtedness (Details) [Line Items]
Debt issue costs						$ 400.0
Interest rate on notes					4.875%	4.875%
Senior secured credit facilities [Member]
Indebtedness (Details) [Line Items]
Interest rate on borrowing					4.875%
8.875% Senior Notes [Member]
Indebtedness (Details) [Line Items]
Former senior secured credit facilities, description					The prepayment resulted in the recognition of a loss of $2.3 million, which was recorded against interest and other income and indebtedness. The loss recorded against the indebtedness is subsequently amortized to interest expense using the effective interest method. (a) The Senior Secured Credit Facilities, which were entered into on December 6, 2019, are secured by substantially all of Telesat’s assets. The Credit Agreement requires Telesat Canada and the Guarantors to comply with a First Lien Net Leverage Ratio if the Revolving Credit Facility is drawn by more than 35% of the Credit Facility amount. As at December 31, 2020 and 2019, Telesat was in compliance with this covenant. The Senior Secured Credit Facilities, have two tranches which are described below: (i) A Revolving Credit Facility (“Revolving Facility”) of up to $200.0 million U.S. dollars (or Canadian dollar equivalent) is available to Telesat maturing in December 2024. This Revolving Facility is available to be drawn at any time in U.S. funds or Canadian dollar equivalent funds. Loans under the Revolving Facility bear interest at a floating interest rate.	The prepayment resulted in the recognition of a loss of $2.3 million, which was recorded against interest and other income and indebtedness. The loss recorded against the indebtedness is subsequently amortized to interest expense using the effective interest method. (a) The Senior Secured Credit Facilities, which were entered into on December 6, 2019, are secured by substantially all of Telesat’s assets. The Credit Agreement requires Telesat Canada and the Guarantors to comply with a First Lien Net Leverage Ratio if the Revolving Credit Facility is drawn by more than 35% of the Credit Facility amount. As at December 31, 2020 and 2019, Telesat was in compliance with this covenant. The Senior Secured Credit Facilities, have two tranches which are described below: (i) A Revolving Credit Facility (“Revolving Facility”) of up to $200.0 million U.S. dollars (or Canadian dollar equivalent) is available to Telesat maturing in December 2024. This Revolving Facility is available to be drawn at any time in U.S. funds or Canadian dollar equivalent funds. Loans under the Revolving Facility bear interest at a floating interest rate.
6.5% Senior Notes and 4.875% Senior Secured Notes [Member]
Indebtedness (Details) [Line Items]
Senior secured credit facilities, description					(d) The Senior Secured Credit Facilities, Senior Notes and Senior Secured Notes included the following deferred financing costs and prepayment options: (i) The U.S. TLB Facility, Senior Notes and Senior Secured Notes were presented on the balance sheet net of related deferred financing costs of $24.9 million as at December 31, 2020 (December 31, 2019 - $28.3 million). The deferred financing costs are amortized using the effective interest method. (ii) The U.S. TLB Facility was presented on the balance sheet net of the loss on repayment of $2.3 million as at December 31, 2020 (December 31, 2019 - $Nil). (iii) The indenture agreement for the Senior Notes contained provisions for certain prepayment options (Note 27) which were fair valued at the time of debt issuance. The initial fair value impact, as at October 11, 2019, of the prepayment option related to the Senior Notes was a $17.8 million increase to the indebtedness. This liability is subsequently amortized using the effective interest method and had a carrying amount of $15.7 million as at December 31, 2020 (December 31, 2019 - $17.4 million). (iv) The indenture agreement for the Senior Secured Notes contained provisions for certain prepayment options (Note 27) which were fair valued at the time of debt issuance. The initial fair value impact, as at December 6, 2019, of the prepayment option related to the Senior Secured Notes was a $10.6 million increase to the indebtedness.	(d) The Senior Secured Credit Facilities, Senior Notes and Senior Secured Notes included the following deferred financing costs and prepayment options: (i) The U.S. TLB Facility, Senior Notes and Senior Secured Notes were presented on the balance sheet net of related deferred financing costs of $24.9 million as at December 31, 2020 (December 31, 2019 - $28.3 million). The deferred financing costs are amortized using the effective interest method. (ii) The U.S. TLB Facility was presented on the balance sheet net of the loss on repayment of $2.3 million as at December 31, 2020 (December 31, 2019 - $Nil). (iii) The indenture agreement for the Senior Notes contained provisions for certain prepayment options (Note 27) which were fair valued at the time of debt issuance. The initial fair value impact, as at October 11, 2019, of the prepayment option related to the Senior Notes was a $17.8 million increase to the indebtedness. This liability is subsequently amortized using the effective interest method and had a carrying amount of $15.7 million as at December 31, 2020 (December 31, 2019 - $17.4 million). (iv) The indenture agreement for the Senior Secured Notes contained provisions for certain prepayment options (Note 27) which were fair valued at the time of debt issuance. The initial fair value impact, as at December 6, 2019, of the prepayment option related to the Senior Secured Notes was a $10.6 million increase to the indebtedness.
Term Loan B - U.S. Facility [Member]
Indebtedness (Details) [Line Items]
Payment on term loan						$ 341.4
Term Loan B - U.S. Facility [Member] | Senior secured credit facilities [Member]
Indebtedness (Details) [Line Items]
Senior secured credit facilities, description					The Senior Secured Notes include covenants or terms that restricts the Company’s ability to, among other things: (i) incur or guarantee additional indebtedness, or issue disqualified stock or preferred shares, (ii) incur liens, (iii) pay dividends, or make certain restricted payments or investments, (iv) enter into certain transactions with affiliates, (v) modify or cancel satellite insurance, (vi) consolidate, merge, sell or otherwise dispose of substantially all assets, (vii) create restrictions on the ability to pay dividends, make loans, and sell assets, and (viii) designate subsidiaries as unrestricted subsidiaries. The former senior secured credit facilities was fully repaid on December 6, 2019 from the new amended and restated Credit Agreement in the amount of US$1,908.5 million and the US$400 million 4.875% Senior Secured Notes. In December 2020, the Company made a US$341.4 million prepayment on the Term Loan B – U.S. Facility. The prepayment was applied to all mandatory future quarterly principal repayments, with the remaining balance of the prepayment being applied towards the principal amount outstanding on maturity. The prepayment resulted in the recognition of a loss of $2.3 million, which was recorded against interest and other income and indebtedness. The loss recorded against the indebtedness is subsequently amortized to interest expense using the effective interest method. (a) The Senior Secured Credit Facilities, which were entered into on December 6, 2019, are secured by substantially all of Telesat’s assets. The Credit Agreement requires Telesat Canada and the Guarantors to comply with a First Lien Net Leverage Ratio if the Revolving Credit Facility is drawn by more than 35% of the Credit Facility amount. As at December 31, 2020 and 2019, Telesat was in compliance with this covenant. The Senior Secured Credit Facilities, have two tranches which are described below: (i) A Revolving Credit Facility (“Revolving Facility”) of up to $200.0 million U.S. dollars (or Canadian dollar equivalent) is available to Telesat maturing in December 2024. This Revolving Facility is available to be drawn at any time in U.S. funds or Canadian dollar equivalent funds. Loans under the Revolving Facility bear interest at a floating interest rate. For Canadian Prime Rate and Alternative Base Rate (“ABR”) loans, an applicable margin ranging from 0.75% to 1.25% is applied to the Prime Rate and ABR as these interest rates are defined in the Senior Credit Facilities. For Bankers Acceptance (“BA”) Loans and Eurodollar Loans, an applicable margin ranging from 1.75% to 2.25% is applied to either the BA interest rate or LIBOR. The rates on the Revolving Facility vary depending upon the results of the first lien leverage ratio. The Revolving Facility has an unused commitment fee that ranges from 25.0 to 37.5 basis points per annum, depending upon the result of the total leverage ratio. As at December 31, 2020, other than $0.2 million (December 31, 2019 - $0.1 million) in drawings related to letters of credit, there were no borrowings under this facility. (ii) The U.S. TLB Facility is a US$1,908.5 million facility maturing in December 2026. The borrowings under the U.S. TLB Facility bear interest at a floating rate of either: (i) LIBOR as periodically determined for interest rate periods selected by Telesat in accordance with the terms of the Senior Secured Credit Facilities, plus an applicable margin of 2.75%; or (ii) Alternative Base Rate as determined in accordance with the terms of the Senior Secured Credit Facilities plus an applicable margin of 1.75%. The mandatory principal repayment is equal to 0.25% of the original aggregate principal amount, payable on the last day of each quarter, commencing on March 31, 2020. As a result of the prepayment made in December 2020, mandatory quarterly principal repayments will no longer be required. The weighted average effective interest rate for the year ended December 31, 2020 was 3.63% (25-day period ended December 31, 2019 – 4.73%). (b) The Senior Notes bear interest at an annual rate of 6.5% with interest payments payable in April and October, annually, commencing in April 2020. The Senior Notes are due in October 2027 and were entered into on October 11, 2019. The total balance of the Senior Notes is US$550.0 million. The Senior Notes include covenants or terms that restrict the Company’s ability to, among other things: (i) incur or guarantee additional indebtedness, or issue disqualified stock or preferred shares, (ii) incur liens, (iii) pay dividends, or make certain restricted payments or investments, (iv) enter into certain transactions with affiliates, (v) modify or cancel satellite insurance, (vi) consolidate, merge, sell or otherwise dispose of substantially all assets, (vii) create restrictions on the ability to pay dividends, make loans, and sell assets, and (viii) designate subsidiaries as unrestricted subsidiaries. The weighted average effective interest rate for the year ended December 31, 2020 was 6.27% (81-day period ended December 31, 2019 - 6.27%). (c) The Senior Secured Notes bear interest at an annual rate of 4.875% with interest payable on June 1 and December 1, annually, commencing in June 2020. The Senior Secured Notes are due in June 2027 and were entered into on December 6, 2019. The total balance of the Senior Secured Notes is US$400.0 million.	The Senior Secured Notes include covenants or terms that restricts the Company’s ability to, among other things: (i) incur or guarantee additional indebtedness, or issue disqualified stock or preferred shares, (ii) incur liens, (iii) pay dividends, or make certain restricted payments or investments, (iv) enter into certain transactions with affiliates, (v) modify or cancel satellite insurance, (vi) consolidate, merge, sell or otherwise dispose of substantially all assets, (vii) create restrictions on the ability to pay dividends, make loans, and sell assets, and (viii) designate subsidiaries as unrestricted subsidiaries. The former senior secured credit facilities was fully repaid on December 6, 2019 from the new amended and restated Credit Agreement in the amount of US$1,908.5 million and the US$400 million 4.875% Senior Secured Notes. In December 2020, the Company made a US$341.4 million prepayment on the Term Loan B – U.S. Facility. The prepayment was applied to all mandatory future quarterly principal repayments, with the remaining balance of the prepayment being applied towards the principal amount outstanding on maturity. The prepayment resulted in the recognition of a loss of $2.3 million, which was recorded against interest and other income and indebtedness. The loss recorded against the indebtedness is subsequently amortized to interest expense using the effective interest method. (a) The Senior Secured Credit Facilities, which were entered into on December 6, 2019, are secured by substantially all of Telesat’s assets. The Credit Agreement requires Telesat Canada and the Guarantors to comply with a First Lien Net Leverage Ratio if the Revolving Credit Facility is drawn by more than 35% of the Credit Facility amount. As at December 31, 2020 and 2019, Telesat was in compliance with this covenant. The Senior Secured Credit Facilities, have two tranches which are described below: (i) A Revolving Credit Facility (“Revolving Facility”) of up to $200.0 million U.S. dollars (or Canadian dollar equivalent) is available to Telesat maturing in December 2024. This Revolving Facility is available to be drawn at any time in U.S. funds or Canadian dollar equivalent funds. Loans under the Revolving Facility bear interest at a floating interest rate. For Canadian Prime Rate and Alternative Base Rate (“ABR”) loans, an applicable margin ranging from 0.75% to 1.25% is applied to the Prime Rate and ABR as these interest rates are defined in the Senior Credit Facilities. For Bankers Acceptance (“BA”) Loans and Eurodollar Loans, an applicable margin ranging from 1.75% to 2.25% is applied to either the BA interest rate or LIBOR. The rates on the Revolving Facility vary depending upon the results of the first lien leverage ratio. The Revolving Facility has an unused commitment fee that ranges from 25.0 to 37.5 basis points per annum, depending upon the result of the total leverage ratio. As at December 31, 2020, other than $0.2 million (December 31, 2019 - $0.1 million) in drawings related to letters of credit, there were no borrowings under this facility. (ii) The U.S. TLB Facility is a US$1,908.5 million facility maturing in December 2026. The borrowings under the U.S. TLB Facility bear interest at a floating rate of either: (i) LIBOR as periodically determined for interest rate periods selected by Telesat in accordance with the terms of the Senior Secured Credit Facilities, plus an applicable margin of 2.75%; or (ii) Alternative Base Rate as determined in accordance with the terms of the Senior Secured Credit Facilities plus an applicable margin of 1.75%. The mandatory principal repayment is equal to 0.25% of the original aggregate principal amount, payable on the last day of each quarter, commencing on March 31, 2020. As a result of the prepayment made in December 2020, mandatory quarterly principal repayments will no longer be required. The weighted average effective interest rate for the year ended December 31, 2020 was 3.63% (25-day period ended December 31, 2019 – 4.73%). (b) The Senior Notes bear interest at an annual rate of 6.5% with interest payments payable in April and October, annually, commencing in April 2020. The Senior Notes are due in October 2027 and were entered into on October 11, 2019. The total balance of the Senior Notes is US$550.0 million. The Senior Notes include covenants or terms that restrict the Company’s ability to, among other things: (i) incur or guarantee additional indebtedness, or issue disqualified stock or preferred shares, (ii) incur liens, (iii) pay dividends, or make certain restricted payments or investments, (iv) enter into certain transactions with affiliates, (v) modify or cancel satellite insurance, (vi) consolidate, merge, sell or otherwise dispose of substantially all assets, (vii) create restrictions on the ability to pay dividends, make loans, and sell assets, and (viii) designate subsidiaries as unrestricted subsidiaries. The weighted average effective interest rate for the year ended December 31, 2020 was 6.27% (81-day period ended December 31, 2019 - 6.27%). (c) The Senior Secured Notes bear interest at an annual rate of 4.875% with interest payable on June 1 and December 1, annually, commencing in June 2020. The Senior Secured Notes are due in June 2027 and were entered into on December 6, 2019. The total balance of the Senior Secured Notes is US$400.0 million.
Payment on term loan					$ 1,552,815		$ 1,908,500
Borrowings amount					$ 1,908,500
Term Loan B - U.S. Facility [Member] | Former Senior Secured Credit Facilities [Member]
Indebtedness (Details) [Line Items]
Former senior secured credit facilities, description					The borrowings under the U.S. TLB Facility bear interest at a floating rate of either: (i) LIBOR as periodically determined for interest rate periods selected by Telesat in accordance with the terms of the Senior Secured Credit Facilities, plus an applicable margin of 2.75%; or (ii) Alternative Base Rate as determined in accordance with the terms of the Senior Secured Credit Facilities plus an applicable margin of 1.75%.	The borrowings under the U.S. TLB Facility bear interest at a floating rate of either: (i) LIBOR as periodically determined for interest rate periods selected by Telesat in accordance with the terms of the Senior Secured Credit Facilities, plus an applicable margin of 2.75%; or (ii) Alternative Base Rate as determined in accordance with the terms of the Senior Secured Credit Facilities plus an applicable margin of 1.75%.
Revolving Credit Facility [Member] | Former Senior Secured Credit Facilities [Member]
Indebtedness (Details) [Line Items]
Former senior secured credit facilities, description					For Canadian Prime Rate and Alternative Base Rate (“ABR”) loans, an applicable margin ranging from 0.75% to 1.25% is applied to the Prime Rate and ABR as these interest rates are defined in the Senior Credit Facilities. For Bankers Acceptance (“BA”) Loans and Eurodollar Loans, an applicable margin ranging from 1.75% to 2.25% is applied to either the BA interest rate or LIBOR. The rates on the Revolving Facility vary depending upon the results of the first lien leverage ratio. The Revolving Facility has an unused commitment fee that ranges from 25.0 to 37.5 basis points per annum, depending upon the result of the total leverage ratio. As at December 31, 2020, other than $0.2 million (December 31, 2019 - $0.1 million) in drawings related to letters of credit, there were no borrowings under this facility.	For Canadian Prime Rate and Alternative Base Rate (“ABR”) loans, an applicable margin ranging from 0.75% to 1.25% is applied to the Prime Rate and ABR as these interest rates are defined in the Senior Credit Facilities. For Bankers Acceptance (“BA”) Loans and Eurodollar Loans, an applicable margin ranging from 1.75% to 2.25% is applied to either the BA interest rate or LIBOR. The rates on the Revolving Facility vary depending upon the results of the first lien leverage ratio. The Revolving Facility has an unused commitment fee that ranges from 25.0 to 37.5 basis points per annum, depending upon the result of the total leverage ratio. As at December 31, 2020, other than $0.2 million (December 31, 2019 - $0.1 million) in drawings related to letters of credit, there were no borrowings under this facility.
Credit Agreement [Member]
Indebtedness (Details) [Line Items]
Debt issue costs	$ 16,000
Senior secured credit facilities									$ 1,908.5
Revolving credit borrowings									$ 200.0
Revolving credit facility	1,300
Private Placement [Member]
Indebtedness (Details) [Line Items]
Debt issue costs	$ 6,600			$ 550.0
Interest rate on notes	4.875%	4.875%	6.50%	6.50%
Description of notes			The Senior Notes are structurally subordinated to Telesat Canada’s existing and future secured indebtedness, including obligations under its Senior Secured Credit Facilities and Senior Secured Notes. The Senior Notes are governed by the 6.5% Senior Notes Indenture. With the proceeds from the 6.5% Senior Notes offering, along with available cash on hand, all outstanding amounts, including redemption premium and discounted interest to November 15, 2019, were repaid on October 11, 2019, on the US$500 million 8.875% Senior Notes.	The Senior Notes are structurally subordinated to Telesat Canada’s existing and future secured indebtedness, including obligations under its Senior Secured Credit Facilities and Senior Secured Notes. The Senior Notes are governed by the 6.5% Senior Notes Indenture. With the proceeds from the 6.5% Senior Notes offering, along with available cash on hand, all outstanding amounts, including redemption premium and discounted interest to November 15, 2019, were repaid on October 11, 2019, on the US$500 million 8.875% Senior Notes.
Debt maturity	On December 6, 2019, Telesat Canada issued, through private placement, US$400 million of Senior Secured Notes, at an interest rate of 4.875%, which mature in June 2027.	On December 6, 2019, Telesat Canada issued, through private placement, US$400 million of Senior Secured Notes, at an interest rate of 4.875%, which mature in June 2027.
Private Placement [Member] | 4.875% Senior Secured Notes [Member]
Indebtedness (Details) [Line Items]
Debt issue costs		$ 400.0
Interest rate on notes	4.875%	4.875%